Equity Incentive Plan - Schedule of Stock Options (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of Stock Options [Abstract]
Options outstanding, shares beginning balance | shares	2,032,521
Options outstanding, Weighted-average exercise price beginning balance | $ / shares	$ 0.1151
Options outstanding, Weighted-average remaining contractual life beginning balance	6 years 2 months 19 days
Options outstanding, shares ending balance | shares	1,861,806
Options outstanding, Weighted-average exercise price ending balance | $ / shares	$ 0.1095
Options outstanding, Weighted-average remaining contractual life ending balance	5 years 10 months 28 days
Vested, shares | shares	1,797,840
Vested, Weighted-average exercise price | $ / shares	$ 0.1008
Vested, Weighted-average remaining contractual life	6 years 29 days
Options granted, shares | shares
Options granted, Weighted-average exercise price | $ / shares
Options granted, Weighted-average remaining contractual life
Options exercised, shares | shares
Options exercised, Weighted-average exercise price | $ / shares
Options exercised, Weighted-average remaining contractual life
Options cancelled, shares | shares	(170,715)
Options cancelled, Weighted-average exercise price | $ / shares	$ 0.1759
Options cancelled, Weighted-average remaining contractual life